LOSS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2018
LOSS PER ORDINARY SHARE
LOSS PER ORDINARY SHARE

21   LOSS PER ORDINARY SHARE

The computation of basic and diluted loss per share is as follows:

	Years ended December 31,
	2016	2017	2018

Net loss	(276,412)	(326,900)	(430,268)

Change in redemption value of redeemable preferred shares (i)	205,670	—	—
Dividend on preferred shares (ii)	(332,660)	—	—
Net loss attributable to ordinary shareholders	(403,402)	(326,900)	(430,268)

Weighted average number of ordinary shares outstanding-basic and diluted (iii)	299,093,937	784,566,371	990,255,959

Loss per ordinary share - basic and diluted	(1.35)	(0.42)	(0.43)
Note (i):

The amount of change in redemption value of redeemable preferred shares for the year ended December 31, 2016 represents the net effect of the accretion to redemption value through the date of automatic conversion into ordinary shares of RMB97,274 and the reduction related to the preference dividends (note 14) declared in respect of those redeemable preferred shares of RMB302,944 for which accretion to redemption was previously recorded.

Note (ii):

For the year ended December 31, 2016, the amount represented the preference dividend declared and paid of RMB343,296 (note 14) upon the IPO less the cumulative dividend on preferred shares amounting to RMB3,509 and RMB7,127 for the year ended December 31, 2014 and 2015, respectively.

Note (iii):

During the year ended December 31, 2017, the Company issued 20,000,000 ordinary shares to its share depository bank which have been and will continue to be used to settle stock option and restricted share awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of loss per ordinary share. Any ordinary shares not used in the settlement of stock option and restricted share awards will be returned to the Company.

The following securities were excluded from the computation of diluted loss per share as inclusion would have been anti-dilutive.

	Years ended December 31,
	2016	2017	2018

Share options/restricted shares	41,499,862	52,612,856	54,289,936
Convertible bonds payable	93,977,837	—	46,527,600
Total	135,477,699	52,612,856	100,817,536